AETOS MULTI-STRATEGY ARBITRAGE FUND, LLC

AETOS DISTRESSED INVESTMENT STRATEGIES FUND, LLC

AETOS LONG/SHORT STRATEGIES FUND, LLC

Quarterly Report (unaudited)

October 31, 2019

Aetos Multi-Strategy Arbitrage Fund, LLC

Schedule of Investments (Unaudited)

October 31, 2019

Investments	Date(s) of Acquisition	Cost	Fair Value	Percentage of Members' Capital (1)	Liquidity

Investments in Portfolio Funds**
Commodity Trading Advisor (3)
GSA Trend Fund LP	08/01/18 - 06/01/19	$20,311,526	$20,530,560	4.14%	Daily
Total Commodity Trading Advisor		20,311,526	20,530,560	4.14

Credit - Convertible Arbitrage (4)
Aequim Arbitrage Fund LP	03/01/19 - 06/01/19	30,000,000	30,807,206	6.20	Quarterly*
Total Credit - Convertible Arbitrage		30,000,000	30,807,206	6.20

Event Driven Arbitrage (5)
Davidson Kempner Partners	07/01/06 - 07/01/12	51,298,152	87,441,880	17.61	Semi-Annual
Farallon Capital Offshore Investors, Inc.	02/01/07 - 04/01/12	49,314,304	91,261,520	18.38	Semi-Annual*
Governors Lane Onshore Fund LP	08/01/15 - 08/01/16	35,000,000	38,651,479	7.78	Quarterly*
Luxor Capital Partners Liquidating SPV, LLC	07/01/16	279,527	305,122	0.06	Liquidating
Oceanwood European Financials Capital Structure
Opportunities Segregated Portfolio	08/01/19	15,000,000	15,936,559	3.21	Quarterly*
Oceanwood Opportunities Fund L.P.	02/01/12 - 07/01/16	44,841,399	58,583,627	11.80	Quarterly
Total Event Driven Arbitrage		195,733,382	292,180,187	58.84

Fixed Income Arbitrage (6)
FFIP, L.P.	01/01/07 - 04/01/12	42,515,142	89,406,766	18.01	Annual*
Parsec Onshore Partners, L.P.	07/01/07 - 04/01/12	34,127,311	52,956,451	10.66	Monthly
Total Fixed Income Arbitrage		76,642,453	142,363,217	28.67

Total investments in Portfolio Funds		322,687,361	485,881,170	97.85

Money Market Investment
JPMorgan U.S. Government Money Market Fund,
Agency Shares, 1.62%(2) (Shares 12,260,250)		12,260,250	12,260,250	2.47

Total investments		$334,947,611	$498,141,420	100.32%

Aetos Multi-Strategy Arbitrage Fund, LLC

Schedule of Investments (Unaudited) (Concluded)

October 31, 2019

* The liquidity of the Portfolio Funds may be further restricted due to withdrawal limitations.

** Non-income producing investments.

(1)	Percentages are based on Members’ Capital of $496,570,817.
(2)	Rate disclosed is the 7-day effective yield as of 10/31/2019.
(3)	Portfolio Funds in this strategy invest in futures contracts and foreign exchange forwards contracts using a variety of systematic trading strategies to meet investment objectives, which are typically the capturing of directional moves, both long and short, across diversified portfolios of markets and asset classes.
(4)	Portfolio Funds in this strategy generally look to exploit relative mispricings between securities in a company’s capital structure where the manager can go long the undervalued security and hedge out resulting equity and/or credit betas. In convertible bonds, opportunities can be found where sellers do not properly assess the value of the embedded credit and equity option components, resulting in convertibles that trade either cheap or expensive to their fundamental value. In other corporate credit situations, opportunities arise when different components of a company’s capital structure imply very different fundamental outcomes (i.e. equity near zero and debt near par), creating the opportunity to structure long and short positions that have favorable payoff profiles. Both of these strategies are implemented with the use of leverage.
(5)	Portfolio Funds in this strategy invest in securities of companies involved in certain special situations, including mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations. These special situations constitute an “event” which the Portfolio Managers believe will trigger a change in the price of securities relative to their current price or close the gap between securities that are being arbitraged.
(6)	Portfolio Funds in this strategy look to exploit mispricings between related fixed income instruments, including sovereign debt, corporate debt and derivative instruments such as futures, options and swaps. Exploitable opportunities may be found in closely related securities trading at different prices, in the value between fixed income instruments and related derivative instruments, in the shape of yield curves and in credit spreads. These strategies typically require leverage in order to exploit relatively small mispricings.

The aggregate cost of investments for tax purposes was $479,897,208. Net unrealized appreciation on investments for tax purposes was $18,244,212 consisting of $27,467,454 of gross unrealized appreciation and $9,223,242 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 97.85% of Members’ Capital, have been fair valued.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Aetos Distressed Investment Strategies Fund, LLC

Schedule of Investments (Unaudited)

October 31, 2019

Investments	Date(s) of Acquisition	Cost	Fair Value	Percentage of Members' Capital (1)	Liquidity

Investments in Portfolio Funds**
Distressed - Long Biased (3)
AG Mortgage Value Partners, L.P.	05/01/13	$2,027,784	$2,936,266	0.95%	Side Pockets Only
Centerbridge Credit Partners, L.P.	06/01/10 - 05/01/16	30,351,604	44,274,433	14.35	Bi-Annual*
Davidson Kempner Distressed Opportunities Fund LP	11/01/09 - 05/01/13	28,597,674	54,292,683	17.59	Annual
Marble Ridge LP	12/01/16 - 02/01/17	25,000,000	27,921,391	9.05	Quarterly*
Silver Point Capital Fund, L.P.	07/01/08	390,994	—	0.00	Side Pockets Only
Total Distressed - Long Biased		86,368,056	129,424,773	41.94

Distressed - Variable Biased (4)
Anchorage Capital Partners, L.P.	09/01/08 - 07/01/16	28,601,088	49,449,162	16.02	Annual*
Aurelius Capital Partners, LP	07/01/08 - 01/01/13	25,646,328	45,129,605	14.62	Semi-Annual*
King Street Capital, L.P.	08/01/07 - 07/01/08	25,140,116	44,011,521	14.26	Quarterly*
Total Distressed - Variable Biased		79,387,532	138,590,288	44.90

Distressed - Short Biased Credit (5)
Anchorage Short Credit Fund, L.P.	11/01/16 - 06/01/19	24,500,000	21,508,219	6.97	Monthly
Total Distressed - Short Biased Credit		24,500,000	21,508,219	6.97

Total investments in Portfolio Funds		190,255,588	289,523,280	93.81

Money Market Investment
JPMorgan U.S. Government Money Market Fund,
Agency Shares, 1.62%(2) (Shares 20,082,244)		20,082,244	20,082,244	6.50

Total investments		$210,337,832	$309,605,524	100.31%

Aetos Distressed Investment Strategies Fund, LLC

Schedule of Investments (Unaudited) (Concluded)

October 31, 2019

* The liquidity of the Portfolio Funds may be further restricted due to withdrawal limitations.

** Non-income producing investments.

(1)	Percentages are based on Members’ Capital of $308,636,618.
(2)	Rate disclosed is the 7-day effective yield as of 10/31/2019.
(3)	Portfolio Funds in this strategy invest in securities of companies in various levels of financial distress, including bankruptcy, exchange offers, workouts, financial reorganizations and other credit-related situations. Corporate bankruptcy or distress often causes a company’s securities to trade at a discounted value. The Portfolio Funds will tend to run their investment portfolios with a long bias net exposure.
(4)	Portfolio Funds in this strategy invest in securities of companies in various levels of financial distress, including bankruptcy, exchange offers, workouts, financial reorganizations and other credit-related situations. Corporate bankruptcy or distress often causes a company’s securities to trade at a discounted value. The Portfolio Funds will tend to run their investment portfolios with a variable net exposure.
(5)	Portfolio Funds in this strategy invest in securities of companies in various levels of financial distress, including bankruptcy, exchange offers, workouts, financial reorganizations and other credit-related situations. Corporate bankruptcy or distress often causes a company’s securities to trade at a discounted value. The Portfolio Funds will tend to run their investment portfolios with a short bias net exposure.

The aggregate cost of investments for tax purposes was $306,345,541. Net unrealized appreciation on investments for tax purposes was $3,259,983 consisting of $11,789,584 of gross unrealized appreciation and $8,529,601 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 93.81% of Members’ Capital, have been fair valued.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Aetos Long/Short Strategies Fund, LLC

Schedule of Investments (Unaudited)

October 31, 2019

Investments	Date(s) of Acquisition	Cost	Fair Value	Percentage of Members' Capital (1)	Liquidity

Investments in Portfolio Funds***
Directional Equity (3)
Egerton Capital Partners, L.P.	05/01/11 - 05/01/15	$50,152,454	$101,531,136	10.06%	Monthly
Sachem Head LP	05/01/15 - 09/01/17	50,000,000	60,089,666	5.96	Quarterly*
Total Directional Equity		100,152,454	161,620,802	16.02

Equity Hedged - Generalist (4)
Eminence Partners, L.P.	01/01/14 - 05/01/19	71,000,000	92,299,197	9.15	Quarterly**
Eton Park Fund, L.P.	05/01/15	59,406	123,845	0.01	Liquidating
Highfields Capital II LP	07/01/15	2,349,140	2,613,400	0.26	Liquidating
Junto Capital Partners LP	01/01/19 – 10/01/19	45,000,000	46,569,811	4.62	Quarterly**
Lakewood Capital Partners, LP	05/01/17 - 05/01/19	75,000,000	79,912,481	7.92	Quarterly**
MW TOPS Fund	06/01/13 - 05/01/19	59,961,818	75,165,339	7.45	Monthly
Naya Fund LP	02/01/19 - 07/01/19	35,000,000	36,979,864	3.66	Quarterly**
Nitorum Fund, L.P.	12/01/17 - 06/01/19	45,000,000	50,276,228	4.98	Annual**
Turiya Fund LP	03/01/12 - 05/01/14	30,015,166	36,857,761	3.65	Quarterly*
Viking Global Equities LP	11/01/05 - 03/01/11	24,795,574	95,300,781	9.44	Annual
Total Equity Hedged - Generalist		388,181,104	516,098,707	51.14

Equity Hedged - Sector Specialist (5)
Cadian Fund LP	07/01/08 - 11/01/13	27,371,158	60,790,800	6.02	Quarterly*
Crescent Park Partners, L.P.	02/01/15	17,576,182	25,738,630	2.55	Semi-Annual*
Encompass Capital Fund L.P.	06/01/15 - 07/01/16	35,000,000	55,023,720	5.45	Quarterly*
Long Pond Capital QP Fund, LP	01/01/14 - 02/01/14	42,217,853	64,952,477	6.44	Quarterly*
North River Partners, L.P.	06/01/13 - 11/01/13	36,713,495	65,290,036	6.47	Quarterly
Total Equity Hedged - Sector Specialist		158,878,688	271,795,663	26.93

Aetos Long/Short Strategies Fund, LLC

Schedule of Investments (Unaudited)

October 31, 2019

Investments	Date(s) of Acquisition	Cost	Fair Value	Percentage of Members' Capital (1)	Liquidity

Short-Biased Equity (6)
Kriticos International Limited	01/01/12 - 11/01/18	66,007,196	37,868,161	3.75	Quarterly
Total Short-Biased Equity		66,007,196	37,868,161	3.75

Total investments in Portfolio Funds		713,219,442	987,383,333	97.84

Money Market Investment
JPMorgan U.S. Government Money Market Fund,
Agency Shares, 1.62%(2) (Shares 23,411,037)		23,411,037	23,411,037	2.32

Total investments		$736,630,479	$1,010,794,370	100.16%

* The liquidity of the Portfolio Funds may be further restricted due to withdrawal limitations.

** All or a portion of the investment is subject to lock-up provision.

*** Non-income producing investments.

(1)	Percentages are based on Members’ Capital of $1,009,191,773.
(2)	Rate disclosed is the 7-day effective yield as of 10/31/2019.
(3)	Portfolio Funds in this strategy make investments that combine long positions in undervalued common stocks or corporate bonds and short positions in overvalued common stocks or corporate bonds in order to focus on generating positive returns through the Portfolio Managers’ ability to select securities through fundamental analysis, while hedging out some portion of market risk. The Portfolio Funds will tend to run their investment portfolios with a relatively high or variable net exposure.
(4)	Portfolio Funds in this strategy make investments that combine long positions in undervalued common stocks or corporate bonds and short positions in overvalued common stocks or corporate bonds in order to focus on generating positive returns through the Portfolio Managers’ ability to select securities through fundamental analysis, while hedging out some portion of market risk. The Portfolio Funds will tend to run their investment portfolios with a relatively low net exposure and will invest broadly across all market sectors.
(5)	Portfolio Funds in this strategy make investments that combine long positions in undervalued common stocks or corporate bonds and short positions in overvalued common stocks or corporate bonds in order to focus on generating positive returns through the Portfolio Managers’ ability to select securities through fundamental analysis, while hedging out some portion of market risk. The Portfolio Funds will tend to run their investment portfolios with a relatively low net exposure and will focus on investing in specific market sectors.

Aetos Long/Short Strategies Fund, LLC

Schedule of Investments (Unaudited) (Concluded)

October 31, 2019

(6)	Portfolio Funds in this strategy make investments in short positions in overvalued common stocks or corporate bonds in order to focus on generating positive returns through the Portfolio Managers’ ability to select securities through fundamental analysis, while hedging out some portion of market risk. The Portfolio Funds will tend to run their investment portfolios with a permanent net short or short-only exposure.

The aggregate cost of investments for tax purposes was $919,468,947. Net unrealized appreciation on investments for tax purposes was $91,325,423 consisting of $128,289,606 of gross unrealized appreciation and $36,964,183 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 97.84% of Members’ Capital, have been fair valued.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

The following table presents information about the level within the fair valuation hierarchy at which the Funds’ investments are measured as of October 31, 2019:

Aetos Multi-Strategy Arbitrage Fund, LLC
Strategy	Level 1	Level 2	Level 3	Total
Investments in Portfolio Funds (1)	$—	$—	$—	$485,881,170
Money Market Investment	12,260,250	—	—	12,260,250
Total Investments	$12,260,250	$—	$—	$498,141,420

Aetos Distressed Investment Strategies Fund, LLC
Strategy	Level 1	Level 2	Level 3	Total
Investments in Portfolio Funds (1)	$—	$—	$—	$289,523,280
Money Market Investment	20,082,244	—	—	20,082,244
Total Investments	$20,082,244	$—	$—	$309,605,524

Aetos Long/Short Strategies Fund, LLC
Strategy	Level 1	Level 2	Level 3	Total
Investments in Portfolio Funds (1)	$—	$—	$—	$987,383,333
Money Market Investment	23,411,037	—	—	23,411,037
Total Investments	$23,411,037	$—	$—	$1,010,794,370

(1) In accordance with ASU 2015-07 investments in Portfolio Funds that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.